Fair Value of Financial Instruments and Risk Management - Credit Risk Narrative (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Value of derivative instruments in net liability positions	$ 64	$ 59
Revenue | Three customers | Customer concentration risk | ITC
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	70.00%